Share capital - Outstanding Share Capital (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares	139,526,227
Exercise of equity-settled share-based payments arrangements (in shares) | shares	719,853	100,257
Balance - End of year (in shares) | shares	139,428,339	139,526,227
Changes in equity [abstract]
Balance - Beginning of year	$ 1,972,592
Exercise of equity-settled share-based payments	8,167	$ 2,072
Balance - End of year	$ 1,969,734	$ 1,972,592
Subordinate Voting Shares
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares	63,461,608	66,929,432
Exercise of equity-settled share-based payments arrangements (in shares) | shares	1,252,112	192,919
Share repurchase under NCIB (in shares) | shares	(1,350,000)	(3,660,743)
Balance - End of year (in shares) | shares	63,363,720	63,461,608
Changes in equity [abstract]
Balance - Beginning of year	$ 1,571,801	$ 1,656,314
Exercise of equity-settled share-based payments	30,520	6,061
Share repurchase under NCIB	(33,378)	(90,574)
Issuance for acquisition	8,167
Balance - End of year	$ 1,568,943	$ 1,571,801
Multiple Voting Shares
Changes in number of shares outstanding [abstract]
Balance - Beginning of year (in shares) | shares	76,064,619	76,064,619
Balance - End of year (in shares) | shares		76,064,619
Changes in equity [abstract]
Balance - Beginning of year	$ 400,791	$ 400,791
Balance - End of year		$ 400,791